Simplify Wolfe US Equity 150/50 ETF
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)

††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Principal Value
U.S. Treasury Bills – 98.2%
U.S. Treasury Bill, 4.59%, 1/14/2025 (a)
(Cost $2,467,524) ....................................................... $ 2,500,000 $ 2,467,518
Shares
Money Market Funds – 1.4%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.92%(b)
(Cost $34,636) .......................................................... 34,636 34,636
Total Investments – 99.6%
(Cost $2,502,160) ............................................................. $ 2,502,154
Other Assets in Excess of Liabilities – 0.4% ........................................... 9,549
Net Assets – 100.0% ............................................................ $ 2,511,703
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of September 30, 2024.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 98.2%
Money Market Funds .......................................................................... 1.4%
Total Investments ............................................................................. 99.6%
Other Assets in Excess of Liabilities ............................................................... 0.4%
Net Assets .................................................................................. 100.0%
At September 30, 2024, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
NMSWULTRS* 12/31/2049 4.83% (EFFR+0.00)(c) NOM 3,751,860 $ 14,515
NMSWUSTRS* 12/31/2049 4.83% (EFFR+0.00)(c) NOM (1,249,386) (4,558)
$ 9,957
* The components of the basket shown below.
(c) Payments made quarterly.
Abbreviations:
EFFR : Effective Federal Funds Rate
NOM : Nomura International

Simplify Wolfe US Equity 150/50 ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the NMSWUSTRS basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communications
Palo Alto Networks, Inc. .......................................... (75) $ (93) 2.05%
Zillow Group, Inc., Class C ........................................ (240) (56) 1.22%
(149)
Consumer, Cyclical
Aramark ....................................................... (378) (53) 1.17%
AutoNation, Inc. ................................................. (76) (49) 1.08%
Caesars Entertainment, Inc. ....................................... (334) (51) 1.11%
MGM Resorts International ........................................ (1,054) (150) 3.28%
Norwegian Cruise Line Holdings Ltd. ................................ (535) (40) 0.88%
Penn Entertainment, Inc. .......................................... (814) (56) 1.22%
SharkNinja , Inc. ................................................. (95) (37) 0.82%
Walgreens Boots Alliance, Inc. ..................................... (2,037) (66) 1.46%
Whirlpool Corp. ................................................. (174) (68) 1.49%
(570)
Consumer, Non-cyclical
elf Beauty, Inc. .................................................. (137) (54) 1.19%
Exact Sciences Corp. ............................................ (289) (72) 1.57%
Incyte Corp. .................................................... (434) (104) 2.28%
J M Smucker Co.(The) ........................................... (198) (87) 1.91%
Molson Coors Beverage Co., Class B ............................... (412) (86) 1.89%
RB Global, Inc. ................................................. (153) (45) 0.98%
Roivant Sciences Ltd. ............................................ (1,146) (48) 1.05%
Vertex Pharmaceuticals, Inc. ...................................... (80) (135) 2.97%
Zimmer Biomet Holdings, Inc. ...................................... (272) (107) 2.34%
(738)
Energy
Diamondback Energy, Inc. ........................................ (269) (168) 3.69%
Dt Midstream, Inc. ............................................... (133) (38) 0.83%
Williams Cos., Inc. (The) .......................................... (727) (121) 2.65%
(327)
Financial
Annaly Capital Management, Inc. ................................... (494) (36) 0.79%
Arch Capital Group Ltd. ........................................... (160) (65) 1.42%
Chubb Ltd. ..................................................... (74) (78) 1.71%
Pinnacle Financial Partners, Inc. ................................... (106) (38) 0.83%
RenaissanceRe Holdings Ltd. ...................................... (65) (64) 1.42%
Rexford Industrial Realty, Inc. ...................................... (330) (60) 1.32%
Vornado Realty Trust ............................................. (437) (63) 1.37%
(404)
Industrial
A.O. Smith Corp. ................................................ (202) (66) 1.44%
Berry Global Group, Inc. .......................................... (159) (39) 0.86%
Boeing Co.(The) ................................................ (127) (71) 1.55%
Carrier Global Corp. ............................................. (292) (85) 1.87%
CNH Industrial NV ............................................... (1,005) (41) 0.89%
Dover Corp. .................................................... (190) (132) 2.90%

Simplify Wolfe US Equity 150/50 ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Industrial (continued)
Honeywell International, Inc. ....................................... (64) $ (48) 1.05%
Kirby Corp. .................................................... (87) (38) 0.84%
L3Harris Technologies, Inc. ........................................ (174) (151) 3.31%
Regal Rexnord Corp. ............................................ (112) (67) 1.48%
(738)
Technology
Akamai Technologies, Inc. ........................................ (142) (52) 1.14%
International Business Machine Corp. ............................... (147) (118) 2.59%
Lumentum Holdings, Inc. ......................................... (252) (58) 1.27%
Tyler Technologies, Inc. ........................................... (42) (89) 1.95%
Unity Software, Inc. .............................................. (917) (75) 1.65%
Wolfspeed , Inc. ................................................. (1,712) (60) 1.32%
(452)
Utilities
Essential Utilities, Inc. ............................................ (322) (45) 0.99%
PG&E Corp. .................................................... (848) (61) 1.34%
Pinnacle West Capital Corp. ....................................... (188) (60) 1.32%
Sempra ....................................................... (586) (178) 3.91%
(344)
Other Components ............................................. (8,376) (836) 18.34%
Total ....................................................................... $ (4,558) 100.00%
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the NMSWULTRS basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Basic Materials
Nucor Corp. .................................................... 256 $ 148 1.02%
Communications
Alphabet, Inc , Class A ............................................ 463 296 2.04%
Alphabet, Inc., Class C ........................................... 393 253 1.74%
Arista Networks, Inc. ............................................. 141 209 1.44%
Interpublic Group of Cos., Inc. (The) ................................. 876 106 0.74%
Motorola Solutions, Inc. ........................................... 92 159 1.10%
Uber Technologies, Inc. ........................................... 618 179 1.23%
Walt Disney Co. (The) ............................................ 299 111 0.76%
1,313
Consumer, Cyclical
Bath & Body Works Inc ........................................... 971 119 0.82%
Best Buy Co., Inc. ............................................... 402 160 1.10%
Costco Wholesale Corp. .......................................... 38 130 0.89%
NIKE, Inc., Class B .............................................. 350 119 0.82%
Ralph Lauren Corp. .............................................. 151 113 0.78%
TJX Cos., Inc. (The) ............................................. 410 186 1.28%

Simplify Wolfe US Equity 150/50 ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Under Armour , Inc., Class A ....................................... 3,208 $ 110 0.76%
937
Consumer, Non-cyclical
Agilent Technologies, Inc. ......................................... 198 113 0.78%
Automatic Data Processing, Inc. .................................... 197 210 1.45%
Cencora , Inc. ................................................... 165 143 0.99%
Conagra Brands, Inc. ............................................ 1,043 131 0.90%
Eli Lilly & Co. ................................................... 83 284 1.96%
Estee Lauder Cos., Inc. (The), Class A ............................... 377 145 1.00%
Illumina, Inc. ................................................... 305 153 1.05%
Intuitive Surgical, Inc. ............................................ 85 162 1.11%
Philip Morris International, Inc. ..................................... 220 103 0.71%
Sysco Corp. .................................................... 456 137 0.94%
UnitedHealth Group, Inc. .......................................... 59 133 0.92%
Universal Health Services, Inc., Class B ............................. 150 132 0.91%
1,846
Energy
Halliburton Co. ................................................. 1,415 158 1.09%
Oneok , Inc. .................................................... 315 111 0.76%
Targa Resources Corp. ........................................... 202 115 0.80%
384
Financial
Allstate Corp. (The) .............................................. 254 185 1.28%
Berkshire Hathaway, Inc., Class B .................................. 65 115 0.79%
CBRE Group, Inc., Class A ........................................ 389 186 1.28%
Everest Group Ltd. .............................................. 78 118 0.81%
Interactive Brokers Group Inc., Class A .............................. 196 105 0.72%
Mastercard , Inc., Class A ......................................... 60 115 0.79%
824
Industrial
Amphenol Corp., Class A ......................................... 454 114 0.79%
Carlisle Cos., Inc. ............................................... 71 122 0.84%
Norfolk Southern Corp. ........................................... 213 204 1.41%
Waste Management, Inc. ......................................... 259 207 1.42%
647
Technology
Apple, Inc. ..................................................... 516 463 3.19%
Applied Materials, Inc. ............................................ 134 104 0.72%
Broadcom, Inc. ................................................. 311 206 1.42%
Lam Research Corp. ............................................. 44 138 0.95%
Microsoft Corp. ................................................. 252 418 2.88%
Monolithic Power Systems, Inc. .................................... 57 203 1.40%
NVIDIA Corp. ................................................... 1,432 670 4.61%
2,202

Simplify Wolfe US Equity 150/50 ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Utilities
DTE Energy Co ................................................. 231 $ 114 0.79%
Southern Co. (The) .............................................. 474 165 1.13%
Wec Energy Group, Inc. .......................................... 477 176 1.22%

Other Components ............................................. 20,241 5,759 39.67%
Total ....................................................................... $ 14,515 100.00%